Cash and Bank Balances	6 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Cash and bank balances
8.	Cash and bank balances

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Cash and bank balances	14,816,854	4,651,283	1,146,766
Fixed deposits	8,906,833	12,882,285	3,176,106
	23,723,687	17,533,568	4,322,872

Fixed deposits amounted to RM 336,316 (June 2025: RM 336,316) are pledged to a Malaysian financial institution as security for bank guarantee granted to the Company. The fixed deposits bear interest at 2.55% (June 2025: 2.55%) per annum and for tenor of 365 (June 2025: 365) days. The fixed deposits are due for renewal in May 2026.

Fixed deposit amounted to RM 12,545,970 (June 2025: RM8,570,517) are placed with a Hong Kong financial institution, bearing interest at 3.50% per annum (June 2025: 4.00%) and for tenor of 3 months (June 2025: 6 months). The fixed deposit is due for renewal in March 2026.

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Cash and bank balances	23,723,687	17,533,568	4,322,872
Less: Fixed deposits pledged	(8,906,833)	(336,316)	(82,918)
Cash and cash equivalents per consolidated statements of cash flows	14,816,854	17,197,252	4,239,954